SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Statement Of Balance Sheet Information [Abstract]
Depreciation expense	$ 4,089	$ 3,312	$ 2,551
Accumulated depreciation reduction amount		$ 5,300